Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
(8)	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consist of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
Building (i)	53,049,213	53,049,213
Computer equipment	2,993,047	2,842,992
Furniture, fixtures and office equipment	1,604,816	1,620,039
Motor vehicles	1,469,021	1,469,021
Software	1,701,584	1,565,195
Leasehold improvements	8,611,042	8,476,176

	69,428,723	69,022,636
Less: accumulated depreciation and amortization	(32,924,739)	(36,261,660)

Property and equipment, net	36,503,984	32,760,976

(i)
Huanqiuyimeng entered into a two-year Commercial Loan Facility (the “Facility”) with China Minsheng Bank Beijing Branch. The Facility is pledged by the real estate property owned by ATA Education, see Note 11 for details.

Total depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 is allocated to the following expense items:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	214,133	397,905	817,643
Research and development	240,603	448,414	22,084
Sales and marketing	9,597	7,984	9,674
General and administrative	7,158,056	4,937,844	4,267,932
Other operating income, net	398,192	—	—

Total depreciation expense	8,020,581	5,792,147	5,117,333